Net Loss Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Loss Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1.1	1.4